Concentration (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue Customer A Member
Concentration Risk, Percentage	19.36%		32.65%
Revenue Customer B Member
Concentration Risk, Percentage	17.56%		44.19%
Revenue Customer Member
Concentration Risk, Percentage			76.84%	56.39%
Accounts Receivable Customer A Member
Concentration Risk, Percentage			39.78%
Revenue Customer C Member
Concentration Risk, Percentage	13.97%			19.61%
Revenue Customer D Member
Concentration Risk, Percentage	25.08%			19.61%
Revenue Customer E Member
Concentration Risk, Percentage				17.17%
Accounts Receivable Customer B Member
Concentration Risk, Percentage	17.00%		53.82%
Accounts Receivable Member
Concentration Risk, Percentage	69.87%		93.60%
Accounts Receivable Customer E Member
Concentration Risk, Percentage	15.08%		53.82%
Accounts Receivable Customer C Member
Concentration Risk, Percentage	13.52%
Accounts Receivable Customer D Member
Concentration Risk, Percentage	24.28%		39.77%
Revenue Customer F Member
Concentration Risk, Percentage		53.01%
Revenue Customer G Member
Concentration Risk, Percentage		41.35%
Revenue Member
Concentration Risk, Percentage	75.97%	94.35%